Basis of preparation and material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting Standards
The consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings comply with UK-adopted international accounting standards and with the requirements of the Companies Act 2006, and have also applied international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These financial statements are also prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IFRS Accounting
Standards’), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS
Accounting Standards for the periods presented. There were no unendorsed standards effective for the year ended 31 December 2024 affecting these consolidated and separate financial statements.
IFRS Accounting Standards adopted during the year ended 31 December 2024	IFRS Accounting Standards adopted during the year ended 31 December 2024
There were no new standards, amendments to standards or interpretations that had an effect on these financial statements. Accounting policies have been applied consistently.
Differences between IFRS Accounting Standards and Hong Kong Financial Reporting Standards	Differences between IFRS Accounting Standards and Hong Kong Financial Reporting
Standards
There are no significant differences between IFRS Accounting Standards and Hong Kong Financial Reporting Standards in terms of their application to HSBC, and consequently there would be no significant differences had the financial statements been prepared in accordance with Hong Kong Financial Reporting Standards. The ‘Notes on the financial statements’, taken together with the ‘Report of the Directors’, include the aggregate of all disclosures necessary to satisfy IFRS Accounting Standards and Hong Kong Financial Reporting Standards.
Future accounting developments	Future accounting developments
Minor amendments to IFRS Accounting Standards
The International Accounting Standards Board (‘IASB’) has published a number of minor amendments to IFRS Accounting Standards that are effective from 1 January 2025. HSBC expects they will have an insignificant effect, when adopted, on the consolidated financial statements of
HSBC and the separate financial statements of HSBC Holdings.
Other amendments and new IFRS Accounting Standards
Amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’
In May 2024, the IASB issued amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’, effective for annual reporting periods beginning on, or after, 1 January 2026. In addition to guidance as to when certain financial liabilities can be deemed settled when using an electronic payment system, the amendments also provide further clarification regarding the classification of financial assets that contain contractual terms that change the timing or amount of contractual cash flows, including those arising from ESG-related contingencies, and financial assets with certain non-recourse features. The Group is undertaking an assessment of the potential impact.
IFRS 18 ‘Presentation and Disclosure in Financial Statements’
In April 2024, the IASB issued IFRS 18 ‘Presentation and Disclosure in Financial Statements’, effective for annual reporting periods beginning on or after 1 January 2027. The new accounting standard aims to give users of financial statements more transparent and comparable information about an entity’s financial performance. It will replace IAS 1 ‘Presentation of Financial Statements’ but carries over many requirements from that IFRS Accounting Standard unchanged. In addition, there are three sets of new requirements relating to the structure of the income statement, management-defined performance measures and the aggregation and disaggregation of financial information.
While IFRS 18 will not change recognition criteria or measurement bases, it may have an impact on presenting information in the financial statements, in particular the income statement and to a lesser extent the cash flow statement. HSBC are currently assessing impacts and data readiness before developing a more detailed implementation plan.

Foreign currencies	(d)Foreign currencies
HSBC’s consolidated financial statements are presented in US dollars because the US dollar and currencies linked to it form the major currency bloc in which HSBC transacts and funds its business. The US dollar is also HSBC Holdings’ functional currency because the US dollar and currencies linked to it are the most significant currencies relevant to the underlying transactions, events and conditions of its subsidiaries, as well as representing a significant proportion of its funds generated from financing activities.
Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet date, except non-monetary assets and liabilities measured at historical cost, which are translated using the rate of exchange at the initial transaction date. Exchange differences are included in other comprehensive income or in the income statement depending on where the gain or loss on the underlying item is recognised. Except for subsidiaries operating in hyperinflationary economies, in the consolidated financial statements, the assets and liabilities of branches, subsidiaries, joint ventures and associates whose functional currency is not US dollars are translated into the Group’s presentation currency at the rate of exchange at the balance sheet date, while their results are translated into US dollars at the average rates of exchange for the reporting period. Exchange differences arising are recognised in other comprehensive income. On disposal of a foreign operation, exchange differences previously recognised in other comprehensive income are reclassified to the income statement.

Critical estimates and judgements	Critical estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items, highlighted as the ‘critical estimates and judgements’ in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of HSBC’s accounting policies that contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.
Management has considered the impact of climate-related risks on HSBC’s financial position and performance. While the effects of climate change are a source of uncertainty, as at 31 December 2024 management did not consider there to be a material impact on our critical judgements and estimates from the physical, transition and other climate-related risks in the short to medium term. In particular, management has considered the known and observable potential impacts of climate-related risks of associated judgements and estimates in our value in use calculations.
Critical estimates and judgements

Investments in subsidiaries are tested for impairment when there is an indication that the investment may be impaired, which involves estimations of value in use reflecting management’s best estimate of the future cash flows of the investment and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
–The accuracy of forecast cash flows is subject to a high
degree of uncertainty in volatile market conditions.
Where such circumstances are determined to exist,
management re-tests for impairment or reversal more
frequently than once a year when indicators exist. This
ensures that the assumptions on which the cash flow
forecasts are based continue to reflect current market
conditions and management’s best estimate of future
business prospects.

–The future cash flows of each investment are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
–The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to the investment. The cost of equity percentage is generally derived from a capital asset pricing model and the market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
–Key assumptions used in estimating impairment in subsidiaries and their reversal where relevant are described in Note 19.

Critical estimates and judgements

The review of goodwill and non-financial assets (see Note 1.2(n)) for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
–The accuracy of forecast cash flows is subject to a
high degree of uncertainty in volatile market
conditions. Where such circumstances are
determined to exist, management re-tests goodwill
for impairment more frequently than once a year
when indicators of impairment exist. This ensures
that the assumptions on which the cash flow
forecasts are based continue to reflect current
market conditions and management’s best estimate
of future business prospects.

–The future cash flows of the CGUs are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
–The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to individual CGUs. The cost of equity percentage is generally derived from a capital asset pricing model and market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated.
These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
–Key assumptions used in estimating goodwill and non-financial asset impairment are described in Note
21.

Critical estimates and judgements

The most significant critical estimates relate to the assessment of impairment or its reversal of our investment in Bank of Communications Co., Limited (‘BoCom’), which involves estimations of value in use:

Judgements	Estimates

–The value in use calculation uses discounted cash flow projections based on management’s best estimate of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ‘Impairment of Assets’. Those cash flows use estimates based on BoCom’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment which will be considered at the relevant time should they arise.
–Key assumptions used in estimating BoCom’s value in use and the sensitivity of the value in use calculations to different assumptions are described in Note 18.

Critical estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them, the measurement of fair value is more judgemental:

Judgements	Estimates
–An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, greater than 5% of the instrument’s valuation is driven by unobservable inputs.
–‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

–Details on the Group’s Level 3 financial instruments and the sensitivity of their valuation to the effect of applying reasonably possible alternative assumptions in determining their fair value are set out in Note 12.

Critical estimates and judgements

The calculation of the Group’s ECL under IFRS 9 requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Defining what is considered to be a significant increase in credit risk
–Determining the lifetime and point of initial recognition of overdrafts and credit cards
–Selecting and calibrating the PD, LGD and EAD models, which support the calculations, including making reasonable and supportable judgements about how models react to current and future economic conditions
–Selecting model inputs and economic forecasts, including determining whether sufficient and appropriately weighted economic forecasts are incorporated to calculate unbiased expected credit loss
–Making management adjustments to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgements
–Selecting applicable recovery strategies for certain wholesale credit-impaired loans

–The section ‘Measurement uncertainty and
sensitivity analysis of ECL estimates’, marked as
audited from page 178, sets out the assumptions
used in determining ECL, and provides an indication
of the sensitivity of the result to the application of
different weightings being applied to different
economic assumptions

Critical estimates and judgements

The most significant critical estimates relate to the determination of key assumptions applied in calculating the defined benefit pension obligation for the principal plan.
Judgements	Estimates

–A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit obligation and the amounts recognised in profit or loss or OCI.
–The calculation of the defined benefit pension obligation includes assumptions with regard to the discount rate, inflation rate, pension payments and deferred pensions, pay and mortality. Management determines these assumptions in consultation with the plan’s actuaries.
–Key assumptions used in calculating the defined benefit pension obligation for the principal plan and the sensitivity of the calculation to different assumptions are described in Note 5.

Critical estimates and judgements

The recognition of deferred tax assets depends on judgements and estimates.
Judgements	Estimates
–Specific judgements supporting deferred tax assets are described in Note 7.
–The recognition of deferred tax assets is sensitive to estimates of future cash flows projected for periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of cash flows thereafter, on which forecasts of future taxable profit are based, and which affect the expected recovery periods and the pattern of utilisation of tax losses and tax credits. See Note 7 for further detail.

Critical estimates and judgements

The recognition and measurement of provisions requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Determining whether a present obligation exists. Professional advice is taken on the assessment of litigation and similar obligations.
–Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous estimates as appropriate. At more advanced stages, it is typically easier to make estimates around a better defined set of possible outcomes.

–Provisions for legal proceedings and regulatory matters remain very sensitive to the assumptions used in the estimate. There could be a wider range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved.

Critical estimates and judgements

The review of goodwill and other non-financial assets for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as described in the ‘Critical estimates and judgements’ in Note 1.2(a).

Going concern	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, liquidity, capital requirements and capital resources.
These considerations include stressed scenarios that reflect the uncertainty in the macroeconomic environment following uncertain inflation, rapidly changing interest rates, slower Chinese economic activity, and disrupted supply chains as a result of the Russia-Ukraine war, conflict in the Middle East and US-China tensions. They also included other top and emerging risks, including climate change, as well as the related impacts on profitability, capital and liquidity.
Investments in subsidiaries	Investments in subsidiaries
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as agent or principal.
Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. This election is made for each business combination. HSBC Holdings’ investments in subsidiaries are stated at cost less impairment losses.
Impairment testing is performed where there is an indication of impairment, by comparing the recoverable amount of the relevant investment to its carrying amount. Indicators of impairment include both external and internal sources of information. Similarly, assessments are made as to whether an impairment loss recognised in prior periods may no longer exist or may have decreased. Where this is the case, such an impairment loss is reversed if there has been a change in the estimate used to determine the relevant recoverable amount since the last impairment loss was recognised, and to the extent that it does not increase the carrying amount above that had no impairment loss been previously recognised.
Critical estimates and judgements

Investments in subsidiaries are tested for impairment when there is an indication that the investment may be impaired, which involves estimations of value in use reflecting management’s best estimate of the future cash flows of the investment and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
–The accuracy of forecast cash flows is subject to a high
degree of uncertainty in volatile market conditions.
Where such circumstances are determined to exist,
management re-tests for impairment or reversal more
frequently than once a year when indicators exist. This
ensures that the assumptions on which the cash flow
forecasts are based continue to reflect current market
conditions and management’s best estimate of future
business prospects.

–The future cash flows of each investment are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
–The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to the investment. The cost of equity percentage is generally derived from a capital asset pricing model and the market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
–Key assumptions used in estimating impairment in subsidiaries and their reversal where relevant are described in Note 19.

Goodwill	Goodwill
Goodwill is allocated to cash-generating units (’CGUs’) for the purpose of impairment testing, which is undertaken at the lowest level at which goodwill is monitored for internal management purposes. HSBC’s CGUs are based on its main legal entities subdivided by global business, except for Global Banking and Markets, for which goodwill is monitored on a global basis.
Impairment testing is performed at least once a year, or whenever there is an indication of impairment, by comparing the recoverable amount of a CGU with its carrying amount.
Goodwill is included in a disposal group if the disposal group is a CGU to which goodwill has been allocated or it is an operation within such a
CGU. The amount of goodwill included in a disposal group is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.
Critical estimates and judgements

The review of goodwill and non-financial assets (see Note 1.2(n)) for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
–The accuracy of forecast cash flows is subject to a
high degree of uncertainty in volatile market
conditions. Where such circumstances are
determined to exist, management re-tests goodwill
for impairment more frequently than once a year
when indicators of impairment exist. This ensures
that the assumptions on which the cash flow
forecasts are based continue to reflect current
market conditions and management’s best estimate
of future business prospects.

–The future cash flows of the CGUs are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
–The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to individual CGUs. The cost of equity percentage is generally derived from a capital asset pricing model and market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated.
These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
–Key assumptions used in estimating goodwill and non-financial asset impairment are described in Note
21.

HSBC sponsored structured entities	HSBC sponsored structured entities
HSBC is considered to sponsor another entity if, in addition to ongoing involvement with the entity, it had a key role in establishing that entity or in bringing together relevant counterparties so the transaction that is the purpose of the entity could occur. HSBC is generally not considered a sponsor if the only involvement with the entity is merely administrative.

Interests in associates and joint arrangements	Interests in associates and joint arrangements
Joint arrangements are investments in which HSBC, together with one or more parties, has joint control. Depending on HSBC’s rights and obligations, the joint arrangement is classified as either a joint operation or a joint venture.
HSBC classifies investments in entities over which it has significant influence, and those that are neither subsidiaries nor joint arrangements, as associates.
HSBC recognises its share of the assets, liabilities and results in a joint operation. Investments in associates and interests in joint ventures are recognised using the equity method. The attributable share of the results and reserves of joint ventures and associates is included in the consolidated financial statements of HSBC based on either financial statements made up to 31 December or pro-rated amounts adjusted for any material transactions or events occurring between the date the financial statements are available and 31 December.
Investments in associates and joint ventures are assessed at each reporting date and tested for impairment when there is an indication that the investment may be impaired, by comparing the recoverable amount of the relevant investment to its carrying amount. Goodwill on acquisition of interests in joint ventures and associates is not tested separately for impairment, but is assessed as part of the carrying amount of the investment. Previously recognised impairments are assessed for reversal when there are indicators that they may no longer exist or have decreased. Any reversal, which may arise only from changes in estimates used to determine the prior impairment loss, is recognised to the extent that it does not increase the carrying amount above that had no impairment loss been previously recognised.
Critical estimates and judgements

The most significant critical estimates relate to the assessment of impairment or its reversal of our investment in Bank of Communications Co., Limited (‘BoCom’), which involves estimations of value in use:

Judgements	Estimates

–The value in use calculation uses discounted cash flow projections based on management’s best estimate of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ‘Impairment of Assets’. Those cash flows use estimates based on BoCom’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment which will be considered at the relevant time should they arise.
–Key assumptions used in estimating BoCom’s value in use and the sensitivity of the value in use calculations to different assumptions are described in Note 18.

Interest income and expense	Interest income and expense
Interest income and expense for all financial instruments, excluding those classified as held for trading or designated at fair value, is recognised in ‘Interest income’ and ‘Interest expense’ in the income statement using the effective interest method. However, as an exception to this, interest on debt instruments issued by HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments is included in interest expense.
Interest on credit-impaired financial assets is recognised by applying the effective interest rate to the amortised cost (i.e. gross carrying amount of the asset less allowance for expected credit losses).

Non-interest income and expense	Non-interest income and expense
HSBC generates fee income from services provided over time, such as account service and card fees, or when HSBC delivers a specific transaction at a point in time, such as broking services and import/export services. With the exception of certain fund management and performance fees, all other fees are generated at a fixed price. Fund management and performance fees can be variable depending on the size of the customer portfolio and HSBC’s performance as fund manager. Variable fees are recognised when all uncertainties are resolved. Fee income is generally earned from short-term contracts with payment terms that do not include a significant financing component.
HSBC acts as principal in the majority of contracts with customers, with the exception of broking services. For most brokerage trades, HSBC acts as agent in the transaction and recognises broking income net of fees payable to other parties in the arrangement.
HSBC recognises fees earned on transaction-based arrangements at a point in time when it has fully provided the service to the customer.
Where the contract requires services to be provided over time, income is recognised on a systematic basis over the life of the agreement.
Where HSBC offers a package of services that contains multiple non-distinct performance obligations, such as those included in account service packages, the promised services are treated as a single performance obligation. If a package of services contains distinct performance obligations, the corresponding transaction price is allocated to each performance obligation based on the estimated stand-alone selling prices.
Dividend income is recognised when the right to receive payment is established.
Net income/(expense) from financial instruments measured at fair value through profit or loss includes the following:
–‘Net income from financial instruments held for trading or managed on a fair value basis’: This comprises net trading activities, which includes all gains and losses from changes in the fair value of financial assets and financial liabilities held for trading and other financial instruments managed on a fair value basis, together with the related interest income, interest expense and dividend income, excluding the effect of changes in the credit risk of liabilities managed on a fair value basis. It also includes all gains and losses from changes in the fair value of derivatives that are managed in conjunction with financial assets and liabilities measured at fair value through profit or loss.
–‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’: This includes all gains and losses from changes in the fair value, together with related interest income, interest expense and dividend income in respect of financial assets and liabilities measured at fair value through profit or loss, and those derivatives managed in conjunction with the above that can be separately identifiable from other trading derivatives.
–‘Changes in fair value of designated debt instruments and related derivatives’: Interest paid on debt instruments and interest cash flows on related derivatives is presented in interest expense where doing so reduces an accounting mismatch.
–‘Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss’: This includes interest on instruments that fail the solely payments of principal and interest (‘SPPI’) test, see (d) below.
The accounting policies for insurance service result and insurance finance income/(expense) are disclosed in Note 1.2(j).

Valuation of financial instruments	Valuation of financial instruments
All financial instruments are initially recognised at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, if there is a difference between the transaction price and the fair value of financial instruments whose fair value is based on a quoted price in an active market or a valuation technique that uses only data from observable markets, HSBC recognises the difference as a trading gain or loss at inception (a ‘day 1 gain or loss’). In all other cases, the entire day 1 gain or loss is deferred and recognised in the income statement over the life of the transaction until the transaction matures, is closed out, the valuation inputs become observable or HSBC enters into an offsetting transaction.
The fair value of financial instruments is generally measured on an individual basis. However, in cases where HSBC manages a group of financial assets and liabilities according to its net market or credit risk exposure, the fair value of the group of financial instruments is measured on a net basis but the underlying financial assets and liabilities are presented separately in the financial statements, unless they satisfy the IFRS offsetting criteria.
Financial instruments are classified into one of three fair value hierarchy levels, described in Note 12, ‘Fair values of financial instruments carried at fair value‘.
Critical estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them, the measurement of fair value is more judgemental:

Judgements	Estimates
–An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, greater than 5% of the instrument’s valuation is driven by unobservable inputs.
–‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

–Details on the Group’s Level 3 financial instruments and the sensitivity of their valuation to the effect of applying reasonably possible alternative assumptions in determining their fair value are set out in Note 12.

Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This may be different from the theoretical economic value attributed from an instrument’s cash flows over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-
the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; recent origination pricing for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying amount. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities in issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Carrying amounts of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate fair values. This is due to the fact that balances are generally short dated.

Financial instruments measured at amortised cost	(d)Financial instruments measured at amortised cost
Financial assets that are held to collect the contractual cash flows and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at amortised cost. Such financial assets include most loans and advances to banks and customers and some debt securities. In addition, most financial liabilities are measured at amortised cost. HSBC accounts for regular way amortised cost financial instruments using trade date accounting. The carrying amount of these financial assets at initial recognition includes any directly attributable transactions costs.
HSBC may commit to underwriting loans on fixed contractual terms for specified periods of time. When the loan arising from the lending commitment is expected to be sold shortly after origination, the commitment to lend is recorded as a derivative. When HSBC intends to hold the loan, the loan commitment is included in the impairment calculations set out below.
Financial assets are reclassified only when the business model for their management changes. Such changes, which are expected to be infrequent, are determined by senior management as a result of external or internal changes and must be significant to operations and demonstrable to external parties. Reclassifications are applied prospectively from the first day of the first reporting period following the change of business model. Where a financial asset is reclassified out of the amortised cost measurement category and into the fair value through other comprehensive income measurement category its fair value is measured at the date of reclassification. Any gain or loss arising from a difference between the previous amortised cost and fair value is recognised in other comprehensive income. The effective interest rate and the measurement of expected credit losses are not adjusted as a result of the reclassification.
Non-trading reverse repurchase, repurchase and similar agreements
When debt securities are sold subject to a commitment to repurchase them at a predetermined price (‘repos’), they remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (‘reverse repos’) are not recognised on the balance sheet and an asset is recorded in respect of the initial consideration paid. Non-trading repos and reverse repos are measured at amortised cost. The difference between the sale and repurchase price or between the purchase and resale price is treated as interest and recognised in net interest income over the life of the agreement.
Contracts that are economically equivalent to reverse repo or repo agreements (such as sales or purchases of debt securities entered into together with total return swaps with the same counterparty) are accounted for similarly to, and presented together with, reverse repo or repo agreements.

Financial assets and equity securities measured at fair value through other comprehensive income	Financial assets measured at fair value through other comprehensive income
Financial assets managed within a business model that is achieved by both collecting contractual cash flows and selling and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at fair value through other comprehensive income (‘FVOCI’). These comprise primarily debt securities. They are recognised on trade date when HSBC enters into contractual arrangements to purchase and are generally derecognised when they are either sold or redeemed. They are subsequently remeasured at fair value with changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) recognised in other comprehensive income until the assets are sold. Upon disposal, the cumulative gains or losses in other comprehensive income are recognised in the income statement as ‘Gains less losses from financial instruments’. Financial assets measured at FVOCI are included in the impairment calculations set out below and impairment is recognised in profit or loss.
(f)Equity securities measured at fair value with fair value movements presented in other comprehensive income
The equity securities for which fair value movements are shown in other comprehensive income are business facilitation and other similar investments where HSBC holds the investments other than to generate a capital return. Dividends from such investments are recognised in profit or loss. Gains or losses on the derecognition of these equity securities are not transferred to profit or loss. Otherwise, equity securities are measured at fair value through profit or loss.

Financial instruments designated at fair value through profit or loss	(g)Financial instruments designated at fair value through profit or loss
Financial instruments, other than those held for trading, are classified in this category if they meet one or more of the criteria set out below and are so designated irrevocably at inception:
–The use of the designation removes or significantly reduces an accounting mismatch.
–A group of financial assets and liabilities or a group of financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy.
–The financial liability contains one or more non-closely related embedded derivatives.
Designated financial assets are recognised when HSBC enters into contracts with counterparties, which is generally on trade date, and are normally derecognised when the rights to the cash flows expire or are transferred. Designated financial liabilities are recognised when HSBC enters into contracts with counterparties, which is generally on settlement date, and are normally derecognised when extinguished.
Subsequent changes in fair values are recognised in the income statement in ‘Net income from financial instruments held for trading or managed on a fair value basis’ or ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’ or ‘Changes in fair value of designated debt and related derivatives’ except for the effect of changes in the liabilities’ credit risk, which is presented in ‘Other comprehensive income’, unless that treatment would create or enlarge an accounting mismatch in profit or loss.
Under the above criteria, the main classes of financial instruments designated by HSBC are:
–Debt instruments for funding purposes that are designated to reduce an accounting mismatch: The interest and/or foreign exchange exposure on certain fixed-rate debt securities issued has been matched with the interest and/or foreign exchange exposure on certain swaps as part of a documented risk management strategy.
–Financial assets and financial liabilities under unit-linked and non-linked investment contracts: A contract under which HSBC does not accept significant insurance risk from another party is not classified as an insurance contract, other than investment contracts with discretionary participation features (‘DPF’), but is accounted for as a financial liability. Customer liabilities under linked and certain non-linked investment contracts issued by insurance subsidiaries are determined based on the fair value of the assets held in the linked funds or by a valuation method. The related financial assets and liabilities are managed and reported to management on a fair value basis. Designation at fair value of the financial assets and related liabilities allows changes in fair values to be recorded in the income statement and presented in the same line.
–Financial liabilities that contain both deposit and derivative components: These financial liabilities are managed and their performance evaluated on a fair value basis.

Derivatives	(h)Derivatives
Derivatives are financial instruments that derive their value from the price of underlying items such as equities, interest rates or other indices.
Derivatives are recognised initially and are subsequently measured at fair value through profit or loss. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes embedded derivatives in financial liabilities, which are bifurcated from the host contract when they meet the definition of a derivative on a stand-alone basis.
Where the derivatives are managed with debt securities issued by HSBC that are designated at fair value where doing so reduces an accounting mismatch, the contractual interest is shown in ‘Interest expense’ together with the interest payable on the issued debt.
Hedge accounting
When derivatives are not part of fair value designated relationships, if held for risk management purposes they are designated in hedge accounting relationships where the required criteria for documentation and hedge effectiveness are met. HSBC uses these derivatives or, where allowed, other non-derivative hedging instruments in fair value hedges, cash flow hedges or hedges of net investments in foreign operations as appropriate to the risk being hedged.
Fair value hedge
Fair value hedge accounting does not change the recording of gains and losses on derivatives and other hedging instruments, but results in recognising changes in the fair value of the hedged assets or liabilities attributable to the hedged risk that would not otherwise be recognised in the income statement. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued and the cumulative adjustment to the carrying amount of a hedged item for which the effective interest rate method is used is amortised to the income statement on a recalculated effective interest rate, unless the hedged item has been derecognised, in which case it is recognised in the income statement immediately.
Cash flow hedge
The effective portion of gains and losses on hedging instruments is recognised in other comprehensive income and the ineffective portion of the change in fair value of derivative hedging instruments that are part of a cash flow hedge relationship is recognised immediately in the income statement within ‘Net income from financial instruments held for trading or managed on a fair value basis’. The accumulated gains and losses recognised in other comprehensive income are reclassified to the income statement in the same periods in which the hedged item affects profit or loss. When a hedge relationship is discontinued, or partially discontinued, any cumulative gain or loss recognised in other comprehensive income remains in equity until the forecast transaction is recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously recognised in other comprehensive income is immediately reclassified to the income statement.
Net investment hedge
Hedges of net investments in foreign operations are accounted for in a similar way to cash flow hedges. The effective portion of gains and losses on the hedging instrument is recognised in other comprehensive income and other gains and losses are recognised immediately in the income statement. Gains and losses previously recognised in other comprehensive income are reclassified to the income statement on the disposal, or part-disposal, of the foreign operation.
Derivatives that do not qualify for hedge accounting
Non-qualifying hedges are derivatives entered into as economic hedges of assets and liabilities for which hedge accounting was not applied.

Impairment of amortised cost and FVOCI financial assets	Impairment of amortised cost and FVOCI financial assets
Expected credit losses (‘ECL’) are recognised for loans and advances to banks and customers, non-trading reverse repurchase agreements, other financial assets held at amortised cost, debt instruments measured at FVOCI, and certain loan commitments and financial guarantee contracts. At initial recognition, an allowance (or provision in the case of some loan commitments and financial guarantees) is recognised for
ECL resulting from possible default events within the next 12 months, or less, where the remaining life is less than 12 months (’12-month
ECL’). In the event of a significant increase in credit risk, an allowance (or provision) is recognised for ECL resulting from all possible default events over the expected life of the financial instrument (‘lifetime ECL’). Financial assets where 12-month ECL is recognised are considered to be ‘stage 1’; financial assets which are considered to have experienced a significant increase in credit risk are in ‘stage 2’; and financial assets for which there is objective evidence of impairment, and so are considered to be in default or otherwise credit impaired are in ‘stage 3’.
Purchased or originated credit-impaired financial assets (‘POCI’) are treated differently as set out below.
Credit impaired (stage 3)
HSBC determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether contractual payments of either principal or interest are past due for more than 90 days, there are other indications that the borrower is unlikely to pay such as that a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition, or the loan is otherwise considered to be in default.
If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.
Interest income is recognised by applying the effective interest rate to the amortised cost (i.e. gross carrying amount less allowance for ECL).
Write-off
Financial assets (and the related impairment allowances) are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, this is generally after receipt of any proceeds from the realisation of security. In circumstances where the net realisable value of any collateral has been determined and there is no reasonable expectation of further recovery, write-off may be earlier.
Forbearance
Loans are identified as forborne and classified as either performing or non-performing when HSBC modifies the contractual terms due to financial difficulty of the borrower. Non-performing forborne loans are stage 3 and classified as non-performing until they meet the curing criteria, as specified by applicable credit risk policy (for example, when the loan is no longer in default and no other indicators of default have been present for at least 12 months). Any amount written off as a result of any modification of contractual terms upon entering forbearance would not be reversed.
The Group applies the EBA Guidelines on the application of definition of default for our retail portfolios, which affect credit risk policies and our reporting in respect of the status of loans as credit impaired principally due to forbearance (or curing thereof). Further details are provided under
‘Forborne loans and advances’ on page 170.
Performing forborne loans are initially stage 2 and remain classified as forborne until they meet applicable curing criteria (for example, they continue to not be in default and no other indicators of default are present for a period of at least 24 months). At this point, the loan is either stage 1 or stage 2 as determined by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms)
and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms).
A forborne loan is derecognised if the existing agreement is cancelled and a new agreement is made on substantially different terms, or if the terms of an existing agreement are modified such that the forborne loan is a substantially different financial instrument. Any new loans that arise following derecognition events in these circumstances would generally be classified as POCI and will continue to be disclosed as forborne.
Loan modifications other than forborne loans
Loan modifications that are not identified as forborne are considered to be commercial restructurings. Where a commercial restructuring results in a modification (whether legalised through an amendment to the existing terms or the issuance of a new loan contract) such that HSBC’s rights to the cash flows under the original contract have expired, the old loan is derecognised and the new loan is recognised at fair value. The rights to cash flows are generally considered to have expired if the commercial restructuring is at market rates and no payment-related concession has been provided. Modifications of certain higher credit risk wholesale loans are assessed for derecognition, having regard to changes in contractual terms that either individually or in combination are judged to result in a substantially different financial instrument.
Mandatory and general offer loan modifications that are not borrower specific, for example market-wide customer relief programmes, generally do not result in derecognition, but their stage allocation is determined considering all available and supportable information under our ECL impairment policy. Changes made to these financial instruments that are economically equivalent and required by interest rate benchmark reform do not result in the derecognition or a change in the carrying amount of the financial instrument, but instead require the effective interest rate to be updated to reflect the change of the interest rate benchmark.
Significant increase in credit risk (stage 2)
An assessment of whether credit risk has increased significantly since initial recognition is performed at each reporting period by considering the change in the risk of default occurring over the remaining life of the financial instrument.
The assessment explicitly or implicitly compares the risk of default occurring at the reporting date compared with that at initial recognition, taking into account reasonable and supportable information, including information about past events, current conditions and future economic conditions. The assessment is unbiased, probability-weighted, and to the extent relevant, uses forward-looking information consistent with that used in the measurement of ECL. The analysis of credit risk is multifactor. The determination of whether a specific factor is relevant and its weight compared with other factors depends on the type of product, the characteristics of the financial instrument and the borrower, and the geographical region. Therefore, it is not possible to provide a single set of criteria that will determine what is considered to be a significant increase in credit risk, and these criteria will differ for different types of lending, particularly between retail and wholesale. However, unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when 30 days past due. In addition, wholesale loans that are individually assessed, which are typically corporate and commercial customers, and included on a watch or worry list, are included in stage 2.
For wholesale portfolios, the quantitative comparison assesses default risk using a lifetime probability of default (‘PD’), which encompasses a wide range of information including the obligor’s customer risk rating (‘CRR’), macroeconomic condition forecasts and credit transition probabilities. For origination CRRs up to 3.3, significant increase in credit risk is measured by comparing the average PD for the remaining term estimated at origination with the equivalent estimation at the reporting date. The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1–1.2	15bps
2.1–3.3	30bps
For CRRs greater than 3.3 that are not impaired, a significant increase in credit risk is considered to have occurred when the origination PD has doubled. The significance of changes in PD was informed by expert credit risk judgement, referenced to historical credit migrations and to relative changes in external market rates.
For loans originated prior to the implementation of IFRS 9, the origination PD does not include adjustments to reflect expectations of future macroeconomic conditions since these are not available without the use of hindsight. In the absence of this data, origination PD must be approximated assuming through-the-cycle PDs and through-the-cycle migration probabilities, consistent with the instrument’s underlying modelling approach and the CRR at origination. For these loans, the quantitative comparison is supplemented with additional CRR deterioration-
based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch
Further information about the 23-grade scale used for CRR can be found on page 170.
For retail portfolios, default risk is assessed using a reporting date 12-month PD derived from internal models, which incorporate all available information about the customer. This PD is adjusted for the effect of macroeconomic forecasts for periods longer than 12 months and is considered to be a reasonable approximation of a lifetime PD measure. Retail exposures are first segmented into homogenous portfolios, generally by country, product and brand. Within each portfolio, the stage 2 accounts are defined as accounts with an adjusted 12-month PD greater than the average 12-month PD of loans in that portfolio 12 months before they become 30 days past due. The expert credit risk judgement is that no prior increase in credit risk is significant. This portfolio-specific threshold therefore identifies loans with a PD higher than would be expected from loans that are performing as originally expected and higher than that which would have been acceptable at origination.
It therefore approximates a comparison of origination to reporting date PDs.
We continue to refine the retail transfer criteria approach for certain portfolios as additional data becomes available, in order to utilise a more relative approach. These enhancements take advantage of the increase in origination-related data in the assessment of significant increases in credit risk by comparing remaining lifetime PD to the comparable remaining term lifetime PD at origination based on portfolio-specific origination segments.
Unimpaired and without significant increase in credit risk (stage 1)
ECL resulting from default events that are possible within the next 12 months (‘12-month ECL’) are recognised for financial instruments that remain in stage 1.
Purchased or originated credit impaired
Financial assets that are purchased or originated at a deep discount that reflects the incurred credit losses are considered to be POCI. This population includes new financial instruments recognised in most cases following the derecognition of forborne loans. The amount of change in lifetime ECL for a POCI loan is recognised in profit or loss until the POCI loan is derecognised, even if the lifetime ECL are less than the amount of ECL included in the estimated cash flows on initial recognition.
Movement between stages
Financial assets can be transferred between the different categories (other than POCI) depending on their relative increase in credit risk since initial recognition. Financial instruments are transferred out of stage 2 if their credit risk is no longer considered to be significantly increased since initial recognition based on the assessments described above. In the case of non-performing forborne loans, such financial instruments are transferred out of stage 3 when they no longer exhibit any evidence of credit impairment and meet the curing criteria as described above.
Measurement of ECL
The assessment of credit risk and the estimation of ECL are unbiased and probability-weighted, and incorporate all available information which is relevant to the assessment including information about past events, current conditions and reasonable and supportable forecasts of future events and economic conditions at the reporting date. In addition, the estimation of ECL should take into account the time value of money and considers other factors such as climate-related risks.
In general, HSBC calculates ECL using three main components: a probability of default (‘PD’), a loss given default (’LGD’) and the exposure at default (‘EAD’).
The 12-month ECL is calculated by multiplying the 12-month PD, LGD and EAD. Lifetime ECL is calculated using the lifetime PD instead. The
12-month and lifetime PDs represent the probability of default occurring over the next 12 months and the remaining maturity of the instrument respectively.
The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
HSBC makes use of the IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD
–Represents long-run average PD throughout a full economic cycle
(for mortgage portfolios a hybrid approach, which sits between the extremes of point in time and through the cycle, is used for calculating long-run averages as required by the PRA)
–Default backstop of 90+ days past due for all portfolios (includes unlikely to pay (‘UTP’) criteria in line with internal policy)
–May be subject to a sovereign cap

–Represents current portfolio quality and performance, adjusted for the impact of multiple forward-looking macroeconomic scenarios
–Default backstop of 90+ days past due for all portfolios (includes
UTP criteria in line with internal policy)

EAD	–Cannot be lower than current balance	–Amortisation captured for term products –Future drawdown captured for revolving products
LGD
–Downturn LGD (consistent with losses we would expect to suffer during a severe but plausible economic downturn)
–Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data
–Discounted using appropriate index (minimum 9%)
–All collection costs included

–LGD based on recent portfolio performance data and includes the expected impact of future economic conditions such as change in the value of collateral
–No floors applied, discounted using the original effective interest rate
–Only costs associated with selling collateral and certain third-party costs are included

Other		–Discounted back from point of default to balance sheet date
While 12-month PDs are recalibrated from IRB models where possible, the lifetime PDs are determined by projecting the 12-month PD using a term structure. For the wholesale methodology, the lifetime PD also takes into account credit migration, i.e. a customer migrating through the
CRR bands over its life.
The ECL for wholesale stage 3 is determined primarily on an individual basis using a discounted cash flow (‘DCF’) methodology. The expected future cash flows are based on estimates as of the reporting date, reflecting reasonable and supportable assumptions and projections of future recoveries and expected future receipts of interest.
Collateral is taken into account if it is likely that the recovery of the outstanding amount will include realisation of collateral based on its estimated fair value of collateral at the time of expected realisation, less costs for obtaining and selling the collateral.
The cash flows are discounted at a reasonable approximation of the original effective interest rate. For significant cases, cash flows under up to four different scenarios are probability-weighted by reference to the status of the borrower, economic scenarios applied more generally by the
Group and judgement in relation to the likelihood of the work-out strategy succeeding or receivership being required. For less significant cases where an individual assessment is undertaken, the effect of different economic scenarios and work-out strategies results in an ECL calculation based on a most likely outcome which is adjusted to capture losses resulting from less likely but possible outcomes. For certain less significant cases, the bank may use an LGD-based modelled approach to ECL assessment, which factors in a range of economic scenarios.
Period over which ECL is measured
Expected credit loss is measured from the initial recognition of the financial asset. The maximum period considered when measuring ECL (be it
12-month or lifetime ECL) is the maximum contractual period over which HSBC is exposed to credit risk. However, where the financial instrument includes both a drawn and undrawn commitment and the contractual ability to demand repayment and cancel the undrawn commitment does not serve to limit HSBC’s exposure to credit risk to the contractual notice period, the contractual period does not determine the maximum period considered. Instead, ECL is measured over the period HSBC remains exposed to credit risk that is not mitigated by credit risk management actions. This applies to retail overdrafts and credit cards, where the period is the average time taken for stage 2 exposures to default or close as performing accounts, determined on a portfolio basis and ranging from between two and six years. In addition, for these facilities it is not possible to identify the ECL on the loan commitment component separately from the financial asset component. As a result, the total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision. For wholesale overdraft facilities, credit risk management actions are taken no less frequently than on an annual basis.
Forward-looking economic inputs
HSBC applies multiple forward-looking global economic scenarios determined with reference to external forecast distributions representative of its view of forecast economic conditions. This approach is considered sufficient to calculate unbiased expected credit losses in most economic environments. In certain economic environments, additional analysis may be necessary and may result in additional scenarios or adjustments, to reflect a range of possible economic outcomes sufficient for an unbiased estimate. The detailed methodology is disclosed in ‘Measurement uncertainty and sensitivity analysis of ECL estimates’ on page 178.
Critical estimates and judgements

The calculation of the Group’s ECL under IFRS 9 requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Defining what is considered to be a significant increase in credit risk
–Determining the lifetime and point of initial recognition of overdrafts and credit cards
–Selecting and calibrating the PD, LGD and EAD models, which support the calculations, including making reasonable and supportable judgements about how models react to current and future economic conditions
–Selecting model inputs and economic forecasts, including determining whether sufficient and appropriately weighted economic forecasts are incorporated to calculate unbiased expected credit loss
–Making management adjustments to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgements
–Selecting applicable recovery strategies for certain wholesale credit-impaired loans

–The section ‘Measurement uncertainty and
sensitivity analysis of ECL estimates’, marked as
audited from page 178, sets out the assumptions
used in determining ECL, and provides an indication
of the sensitivity of the result to the application of
different weightings being applied to different
economic assumptions

Insurance contracts	(j)Insurance contracts
A contract is classified as an insurance contract where the Group accepts significant insurance risk from another party by agreeing to compensate that party if it is adversely affected by a specified uncertain future event. An insurance contract may also transfer financial risk, but is accounted for as an insurance contract if the insurance risk is significant. In addition, the Group issues investment contracts with discretionary participation features ('DPF’), which are also accounted under IFRS 17 ’Insurance Contracts’.
Aggregation of insurance contracts
Individual insurance contracts that are managed together and subject to similar risks are identified as a portfolio. Contracts that are managed together usually belong to the same product group, and have similar characteristics such as being subject to a similar pricing framework or similar product management, and are issued by the same legal entity. If a contract is exposed to more than one risk, the dominant risk of the contract is used to assess whether the contract features similar risks. Each portfolio is further separated by the contract’s expected profitability.
The portfolios are split by their profitability into: (i) contracts that are onerous at initial recognition; (ii) contracts that at initial recognition have no significant possibility of becoming onerous subsequently; and (iii) the remaining contracts. These profitability groups are then divided by issue date, with most contracts the Group issues after the transition date being grouped into calendar quarter cohorts. For multi-currency groups of contracts, the Group considers its groups of contracts as being denominated in a single currency.
The measurement of the insurance contract liability is based on groups of insurance contracts as established at initial recognition, and will include fulfilment cash flows as well as the CSM representing the unearned profit. The Group’s accounting policy is to update the estimates used in the measurement on a year-to-date basis.
Fulfilment cash flows
The fulfilment cash flows comprise the following:
Best estimates of future cash flows
The cash flows within the contract boundary of each contract in the Group include amounts expected to be collected from premiums and payouts for claims, benefits and expenses, and are projected using a range of scenarios and assumptions in an unbiased way based on the
Group’s demographic and operating experience along with external mortality data where the Group’s own experience data is not sufficiently large in size to be credible.
Adjustment for the time value of money and financial risks associated with the future cash flows
The estimates of future cash flows are adjusted to reflect the time value of money (i.e. discounting) and the financial risks to derive an expected present value. The Group generally makes use of stochastic modelling techniques in the estimation for products with options and guarantees.
A bottom-up approach is used to determine the discount rate to be applied to a given set of expected future cash flows. This is derived as the sum of the risk-free yield and an illiquidity premium. The risk-free yield is determined based on observable market data, where such markets are considered to be deep, liquid and transparent. When information is not available, management judgement is applied to determine the appropriate risk-free yield. Illiquidity premiums reflect the liquidity characteristics of the associated insurance contracts.
Risk adjustment for non-financial risk
The risk adjustment reflects the compensation required for bearing the uncertainty about the amount and timing of future cash flows that arises from non-financial risk. It is calculated as a 75th percentile level of stress over a one-year period. The level of the stress is determined with reference to external regulatory stresses and internal economic capital stresses.
For the main insurance manufacturing entity in these locations, the one-year 75th percentile level of stress corresponds to the following percentiles based on an ultimate view of risk over all future years:
–Asia-Pacific (Hong Kong): 60th percentile (2023: 60th percentile).
–Europe (France): 60th percentile (2023: 60th percentile).
–Latin America (Mexico): 64th percentile (2023: 65th percentile).
The Group does not disaggregate changes in the risk adjustment between insurance service result (comprising insurance revenue and insurance service expense) and insurance finance income or expenses. All changes are included in the insurance service result.
Measurement models
The variable fee approach (‘VFA’) measurement model is used for most of the contracts issued by the Group, which is mandatory upon meeting the following eligibility criteria at inception:
–the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items;
–the Group expects to pay to the policyholder a substantial share of the fair value returns on the underlying items. The Group considers that a substantial share is a majority of returns; and
–the Group expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items. The Group considers that a substantial proportion is a majority proportion of change on a present value probability-
weighted average of all scenarios.
For some contracts measured under VFA, the other comprehensive income (‘OCI’) option is used. The OCI option is applied where the underlying items held by the Group are not accounted for at fair value through profit or loss. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses for these insurance contracts, and hence results in the elimination of accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts issued for the period is recognised in OCI. In addition, the risk mitigation option is used for a number of economic offsets against the instruments that meet specific requirements.
The remaining contracts issued and the reinsurance contracts held are accounted for under the general measurement model (‘GMM’).
CSM and coverage units
The CSM represents the unearned profit and results in no income or expense at initial recognition when the group of contracts is profitable.
The CSM is adjusted at each subsequent reporting period for changes in fulfilment cash flows relating to future service (e.g. changes in non-
economic assumptions, including mortality and morbidity rates). For initial recognition of onerous groups of contracts and when groups of contracts become onerous subsequently, losses are recognised in insurance service expense immediately.
For groups of contracts measured using the VFA, changes in the Group’s share of the underlying items, and economic experience and economic assumption changes adjust the CSM, whereas these changes do not adjust the CSM under the GMM, but are recognised in profit or loss as they arise. However, under the risk mitigation option for VFA contracts, the changes in the fulfilment cash flows and the changes in the
Group’s share in the fair value return on underlying items that the instruments mitigate are not adjusted in CSM but recognised in profit or loss.
The risk mitigating instruments are primarily reinsurance contracts held.
The CSM is systematically recognised in insurance revenue to reflect the insurance contract services provided, based on the coverage units of the group of contracts. Coverage units are determined by the quantity of benefits and the expected coverage period of the contracts.
The Group identifies the quantity of the benefits provided as follows:
–Insurance coverage: This is based on the expected net policyholder insurance benefit at each period after allowance for decrements, where net policyholder insurance benefit refers to the amount of sum assured less the fund value or surrender value.
–Investment services (including both investment-return service and investment-related service): This is based on a constant measure basis which reflects the provision of access for the policyholder to the facility.
For contracts that provide both insurance coverage and investment services, coverage units are weighted according to the expected present value of the future cash outflows for each service.
Insurance service result
Insurance revenue reflects the consideration to which the Group expects to be entitled in exchange for the provision of coverage and other insurance contract services (excluding any investment components). Insurance service expenses comprise the incurred claims and other incurred insurance service expenses (excluding any investment components), and losses on onerous groups of contracts and reversals of such losses.
Insurance finance income and expenses
Insurance finance income and expenses comprise the change in the carrying amount of the group of insurance contracts arising from the effects of the time value of money, financial risk and changes therein. For VFA contracts, changes in the fair value of underlying items
(excluding additions and withdrawals) are recognised in insurance finance income or expenses.

Employee compensation and benefits	(k)Employee compensation and benefits
Share-based payments
HSBC enters into both equity-settled and cash-settled share-based payment arrangements with its employees as compensation for the provision of their services.
The vesting period for these schemes may commence before the legal grant date if the employees have started to render services in respect of the award before the legal grant date, where there is a shared understanding of the terms and conditions of the arrangement. Expenses are recognised when the employee starts to render service to which the award relates.
Cancellations result from the failure to meet a non-vesting condition during the vesting period, and are treated as an acceleration of vesting recognised immediately in the income statement. Failure to meet a vesting condition by the employee is not treated as a cancellation, and the amount of expense recognised for the award is adjusted to reflect the number of awards expected to vest.
Post-employment benefit plans
HSBC operates a number of pension schemes including defined benefit, defined contribution and other post-employment benefit schemes.
Payments to defined contribution schemes are charged as an expense as the employees render service.
Defined benefit pension obligations are calculated using the projected unit credit method. The net charge to the income statement mainly comprises the service cost and the net interest on the net defined benefit asset or liability, and is presented in operating expenses.
Remeasurements of the net defined benefit asset or liability, which comprise actuarial gains and losses, return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognised immediately in other comprehensive income. The net defined benefit asset or liability represents the present value of defined benefit obligations reduced by the fair value of plan assets (see Note
1.2(c)), after applying the asset ceiling test, where the net defined benefit surplus is limited to the present value of available refunds and reductions in future contributions to the plan.
The costs of obligations arising from other post-employment plans are accounted for on the same basis as defined benefit pension plans.
Critical estimates and judgements

The most significant critical estimates relate to the determination of key assumptions applied in calculating the defined benefit pension obligation for the principal plan.
Judgements	Estimates

–A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit obligation and the amounts recognised in profit or loss or OCI.
–The calculation of the defined benefit pension obligation includes assumptions with regard to the discount rate, inflation rate, pension payments and deferred pensions, pay and mortality. Management determines these assumptions in consultation with the plan’s actuaries.
–Key assumptions used in calculating the defined benefit pension obligation for the principal plan and the sensitivity of the calculation to different assumptions are described in Note 5.

Tax	(l)Tax
Income tax comprises current tax and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case the tax is recognised in the same statement as the related item appears.
Current tax is the tax expected to be payable on the taxable profit for the year and on any adjustment to tax payable in respect of previous years. HSBC provides for potential current tax liabilities that may arise on the basis of the amounts expected to be paid to the tax authorities.
Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the balance sheet, and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax is calculated using the tax rates expected to apply in the periods in which the assets will be realised or the liabilities settled.
In assessing the probability and sufficiency of future taxable profit, management considers the availability of evidence to support the recognition of deferred tax assets, taking into account the inherent risks in long-term forecasting, including climate change-related, and drivers of recent history of tax losses where applicable. Management also considers the future reversal of existing taxable temporary differences and tax planning strategies, including corporate reorganisations.
Current and deferred tax are calculated based on tax rates and laws enacted, or substantively enacted, by the balance sheet date.
Critical estimates and judgements

The recognition of deferred tax assets depends on judgements and estimates.
Judgements	Estimates
–Specific judgements supporting deferred tax assets are described in Note 7.
–The recognition of deferred tax assets is sensitive to estimates of future cash flows projected for periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of cash flows thereafter, on which forecasts of future taxable profit are based, and which affect the expected recovery periods and the pattern of utilisation of tax losses and tax credits. See Note 7 for further detail.

Provisions	Provisions
Provisions are recognised when it is probable that an outflow of economic benefits will be required to settle a present legal or constructive obligation that has arisen as a result of past events and for which a reliable estimate can be made.
Critical estimates and judgements

The recognition and measurement of provisions requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Determining whether a present obligation exists. Professional advice is taken on the assessment of litigation and similar obligations.
–Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous estimates as appropriate. At more advanced stages, it is typically easier to make estimates around a better defined set of possible outcomes.

–Provisions for legal proceedings and regulatory matters remain very sensitive to the assumptions used in the estimate. There could be a wider range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved.

Contingent liabilities	Contingent liabilities
Contingent liabilities, which include certain guarantees and letters of credit pledged as collateral security, and contingent liabilities related to legal proceedings or regulatory matters, are not recognised in the financial statements but are disclosed unless the probability of settlement is remote.

Financial guarantee contracts	Financial guarantee contracts
Liabilities under financial guarantee contracts that are not classified as insurance contracts are recorded initially at their fair value, which is generally the fee received or present value of the fee receivable.
Impairment of non-financial assets	(n)Impairment of non-financial assets
Software under development is tested for impairment at least annually. Other non-financial assets are property, plant and equipment, intangible assets (excluding goodwill) and right-of-use assets. They are tested for impairment at the individual asset level when there is indication of impairment at that level, or at the CGU level for assets that do not have a recoverable amount at the individual asset level. In addition, impairment is also tested at the CGU level when there is indication of impairment at that level. For this purpose, CGUs are considered to be the principal operating legal entities divided by global business. Impairment testing compares the carrying amount of the non-financial asset or CGU with its recoverable amount, which is the higher of the fair value less costs of disposal or the value in use. The carrying amount of a CGU comprises the carrying amount of its assets and liabilities, including non-financial assets that are directly attributable to it and non-financial assets that can be allocated to it on a reasonable and consistent basis. Non-financial assets that cannot be allocated to an individual CGU are tested for impairment at an appropriate grouping of CGUs. The recoverable amount of the CGU is the higher of the fair value less costs of disposal of the CGU, which is determined by independent and qualified valuers where relevant, and the value in use, which is calculated based on appropriate inputs (see Note 21).
When the recoverable amount of a CGU is less than its carrying amount, an impairment loss is recognised in the income statement to the extent that the impairment can be allocated on a pro-rata basis to the non-financial assets by reducing their carrying amounts to the higher of their respective individual recoverable amount or nil. Impairment is not allocated to the financial assets in a CGU.
Impairment losses recognised in prior periods for non-financial assets are reversed when there has been a change in the estimate used to determine the recoverable amount. The impairment loss is reversed to the extent that the carrying amount of the non-financial assets would not exceed the amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised in prior periods.
Critical estimates and judgements

The review of goodwill and other non-financial assets for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as described in the ‘Critical estimates and judgements’ in Note 1.2(a).

The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of goodwill and non-financial assets in the next financial year, but does consider this to be an area that is inherently judgemental.

Non-current assets and disposal groups held for sale	Non-current assets and disposal groups held for sale
HSBC classifies non-current assets or disposal groups (including assets and liabilities) as held for sale when their carrying amounts will be recovered principally through sale rather than through continuing use. To be classified as held for sale, the non-current asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups), and the sale must be highly probable. For a sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset (or disposal group) and an active programme to locate a buyer and complete the plan must have been initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value.
In addition, the sale should be expected to qualify as a completed sale within one year from the date of classification and actions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Held for sale assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell except for those assets and liabilities that are not within the scope of the measurement requirements of IFRS 5. If the carrying amount of the non-current asset
(or disposal group) is greater than the fair value less costs to sell, an impairment loss for any initial or subsequent write-down of the asset or disposal group to fair value less costs to sell is recognised. Any such impairment loss is first allocated against the non-current assets that are in scope of IFRS 5 for measurement. This first reduces the carrying amount of any goodwill allocated to the disposal group, and then to the other non-current assets of the disposal group pro rata on the basis of the carrying amount of each asset in the disposal group. Thereafter, any impairment loss in excess of the carrying amount of the non-current assets in scope of IFRS 5 for measurement is recognised against the total assets of the disposal group.